Share-Based Compensation And Benefit Plans (Summary Of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Share-Based Compensation And Benefit Plans [Abstract]
Options, Outstanding beginning balance	493,000
Options, Granted	70,000
Options, Exercised	(126,100)
Options, Forfeited	(34,000)
Options, Expired	(17,750)
Options, Outstanding ending balance	385,150
Options, Exercisable	150,734
Weighted-Average Exercise Price, Outstanding beginning balance	$ 43.80
Weighted-Average Exercise Price, Granted	$ 62.75
Weighted-Average Exercise Price, Exercised	$ 37.46
Weighted-Average Exercise Price, Forfeited	$ 49.92
Weighted-Average Exercise Price, Expired	$ 64.56
Weighted-Average Exercise Price, Outstanding ending balance	$ 47.82
Weighted-Average Exercise Price, Exercisable	$ 34.30
Weighted-Average Remaining Contractual Term (in years), Outstanding	2.76
Weighted-Average Remaining Contractual Term (in years), Exercisable	1.54
Aggregate Intrinsic Value, Outstanding	$ 6,892
Aggregate Intrinsic Value, Exercisable	$ 4,727